Award Timing Disclosure	12 Months Ended
Sep. 30, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity awards granted to our named executive officers in fiscal 2024 were granted under the 2019 Plan, which authorizes the issuance of equity awards, including stock options, stock appreciation rights, restricted stock awards, stock unit awards and other share-based awards. Equity awards for all executive officers are approved by the Compensation Committee.

The exercise price of stock options is set at fair market value of our common stock on the date of grant, with annual equity awards generally granted by the Compensation Committee on a pre-determined day in November or December of each fiscal year, consistent with our annual compensation cycle. The dates for these grants are typically set a year or more in advance on a fairly consistent cadence year over year.

The timing of any equity grants to executive officers in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date), and such awards are typically accumulated and granted together at the first regularly scheduled Compensation Committee meeting following the triggering event.

As a result, in all cases, the timing of grants of equity awards, including stock options, occurs independent of the release of any material nonpublic information, and the Compensation Committee does not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation.

Award Timing Method	The exercise price of stock options is set at fair market value of our common stock on the date of grant, with annual equity awards generally granted by the Compensation Committee on a pre-determined day in November or December of each fiscal year, consistent with our annual compensation cycle.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false